UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.


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   1.       Name and address of issuer:

            Reich & Tang Distributors, Inc.                          Charles Schwab & Co., Inc.
            (formerly Reich & Tang Distributors L.P.)                101 Montgomery Street
            600 Fifth Avenue                                         San Francisco, California  94104
            New York, New York  10020-2302



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   2.       The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /


            Schwab Trusts, Schwab Ten Trust, 1998 Series C


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   3.       Investment Company Act File Number:                811-08293


            Securities Act File Number:             333-64293

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   4(a).    Last day of fiscal year for which this Form is filed:             June 30, 1999


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   4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


   Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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   4(c)./ / Check box if this is the last time the issuer will be filing this Form.



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875807.1

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   5. Calculation of registration fee:
   (i)      Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                                                                              $78,565,461.26
                                                                                                                     -------------
   (ii)     Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                                                   $2,941,201.98
                                                                                                       ------------
   (iii)    Aggregate price of securities redeemed or repurchased
            during any prior fiscal year ending no earlier than October 11,
            1995 that were not previously used to reduce registration
            fees payable to the Commission:                                                              $    -0-
                                                                                                          -------
   (iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                                                                     $2,941,201.98
                                                                                                                     -------------
   (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                                                                             $75,624,259.28
                                                                                                                     -------------
   (vi)     Redemption credits available for use in future years ___ if Item
            5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                                                        $(    -0-  )
                                                                                                        ------------
   (vii)    Multiplier for determining registration fee (See Instruction C.9):
                                                                                                                    x . 000278
                                                                                                                        ------
   (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due):
                                                                                                                    =$ 21,023.54
                                                                                                                     ===========
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   6.       Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
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   7.       Interest due -- if this Form is being filed more than 90 days
            after the end of the issuer's fiscal year  (see Instruction D):                                         +$       0
                                                                                                                      --------
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   8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                    =$ 21,023.54
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   9.       Date the registration fee and any interest payment was sent to the
            Commission's lockbox depository:

                               September 28, 1999
                               Method of Delivery:

                                                    /X/  Wire Transfer
                                                    / /  Mail or other means

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875807.1

                                   SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




  By (Signature and Title)*   /s/PETER J. DEMARCO

                             Peter J. DeMarco, Executive Vice President and
                               Authorized Person for Charles Schwab & Co., Inc.


Date:   September 24, 1999

  *Please print the name and title of the signing officer below the signature.

875807.1